Taxation - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Reported tax rate (as a percentage)	19.00%
One-time adjustment to deferred tax due to internal reorganisation			$ 876
Tax benefit (expense) from intragroup purchase of intellectual property		$ 828
Reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations			$ 65
Income tax charge (credit) arising from reviews by tax authorities		$ 422
Income tax paid	$ 2,750
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	$ 7,586
Tax rate (as a percentage)	25.00%	23.50%	19.00%
Profit/(loss) before tax	$ 8,691	$ 6,899	$ 2,501
Notional taxation charge at UK corporation tax rate of 23.5% (2022: 19%; 2021: 19%)	2,173	1,621	475
Differences in effective overseas tax rates	(60)	(224)	(59)
Deferred tax credit relating to change in tax rates	(24)	(66)	(108)
Unrecognised deferred tax asset	104	341	68
Items not deductible for tax purposes	64	46	90
Intellectual Property incentive regimes	(561)	(367)	(265)
Pillar Two income taxes	238
Other items	(200)	(406)	(941)
Adjustments to prior periods	(84)	(7)	(52)
Taxation charge/(credit) recognised in the profit for the year	1,650	938	(792)
Decrease in deferred tax liability through goodwill previously not determined to be tax deductible	1,900
Deferred tax liabilities	3,305	$ 2,844	$ 2,944
Temporary differences for which there is a corresponding deductible temporary difference [Member]
Taxation
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	3,585
Temporary differences on goodwill
Taxation
Deferred tax liabilities	$ 500